Earnings Per Share Level 1 (Notes)	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share

Prior to the Refinancing, we had outstanding two classes of common stock (common stock and Class B stock) and a class of preferred stock (7.5% Series A Convertible Preferred Stock, referred to herein as the “Series A Preferred Stock”). Both the Class B stock and the Series A Preferred Stock were convertible into common stock. To the extent declared by our Board of Directors (the “Board”), the common stock was entitled to cash dividends of at least ten percent higher than those declared and paid on our Class B stock, and the Series A Preferred Stock was also entitled to receive such dividends on an as-converted basis if and when declared by the Board.

As part of the Refinancing, we issued Series A-1 Preferred Stock and Series B Preferred Stock. To the extent declared by our Board, the Series A-1 Preferred Stock and Series B Preferred Stock were also entitled to receive such dividends on an as-converted basis. The Series A Preferred Stock, Series A-1 Preferred Stock and Series B Preferred Stock are considered “participating securities” requiring use of the “two-class” method for the computation of basic net income (loss) per share. Losses were not allocated to the Series A Preferred Stock, Series A-1 Preferred Stock or Series B Preferred Stock in the computation of basic earnings per share (“EPS”) as the Series A Preferred Stock, Series A-1 Preferred Stock and the Series B Preferred Stock were not obligated to share in losses. Diluted earnings per share are computed using the “if-converted” method.

Basic EPS excludes the effect of common stock equivalents and is computed using the “two-class” computation method, which divides the sum of distributed earnings to common and Class B stockholders and undistributed earnings allocated to common stockholders and preferred stockholders on a pro rata basis, after Series A Preferred Stock dividends, by the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share reflect the potential dilution that could result if securities or other contracts to issue common stock were exercised or converted into common stock. Diluted earnings per share assumes the exercise of stock options using the treasury stock method and the conversion of Class B stock, Series A Preferred Stock, Series A-1 Preferred Stock and Series B Preferred Stock using the “if-converted” method.

Common equivalent shares are excluded in periods in which they are anti-dilutive. Options, restricted stock, restricted stock units (“RSUs”), warrants (see Note 12 - Equity-Based Compensation) and Series A Preferred Stock were excluded from the Predecessor Company calculations of diluted earnings per share because the conversion price, combined exercise price, unamortized fair value and excess tax benefits were greater than the average market price of our common stock for the periods presented. Options, restricted stock, RSUs, warrants, Series A-1 Preferred Stock and Series B Preferred Stock were excluded from the Successor Company calculations of diluted earnings per share because the conversion price, combined exercise price, unamortized fair value and excess tax benefits were greater than the average market price of our common stock for the periods presented. EPS calculations for all periods reflect the effects of the 200 for 1 reverse stock split.

The conversion of preferred stock that occurred on August 3, 2009 increased the number of shares of common stock issued and outstanding from 206,263 to 4,062,466 on a pre-split basis, which was reduced to 20,312 shares after the 200 for 1 reverse stock split. While such technically resulted in substantial dilution to our common stockholders, the ownership interest of each of our common stockholders did not change substantially after the conversion of the Preferred Stock into common stock as the Preferred Stock that was issued on April 23, 2009 when our Refinancing closed from the time of its issuance participated on an as-converted basis with respect to voting, dividends and other economic rights as the common stock. Effective August 3, 2009, when the Charter Amendments were approved, the warrants issued to Gores on June 19, 2008 were cancelled.

In connection with the Refinancing and the issuance of the preferred shares, we had determined that the preferred shares contained a beneficial conversion feature (“BCF”) that was partially contingent. The BCF was measured as the spread between the effective conversion price and the market price of common stock on the commitment date and then multiplying this spread by the number of conversion shares, as adjusted for the contingent shares. A portion of the BCF had been recognized at issuance and was being amortized using the effective yield method over the period until conversion. The total BCF, which was limited to the carrying value of the preferred stock, was $76,887, prior to conversion and upon conversion resulted in, among other effects, a deemed dividend that was included in the earnings per share calculation.

	Earnings Per Share
	Successor Company		Predecessor Company
	Year Ended December 31, 2010	For the Period April 24 to December 31, 2009	For the Period January 1 to April 23, 2009	Year Ended December 31, 2008
Net loss from continuing operations	$(14,193)	$(3,550)	$(15,205)	$(122,929)
Loss from discontinued operations, net of income tax	(17,064)	(60,050)	(3,756)	(304,634)
Net loss	(31,257)	(63,600)	(18,961)	(427,563)
Less: Accumulated Preferred Stock dividends	—	(81,548)	(3,076)	(3,081)
Undistributed losses	$(31,257)	$(145,148)	$(22,037)	$(430,644)

Earnings -- Common stock
Basic
Undistributed (losses) allocated to Common stockholders	$(31,257)	$(145,148)	$(22,037)	$(430,644)
Total (losses) -- Common stock, basic	$(31,257)	$(145,148)	$(22,037)	$(430,644)

Diluted
Undistributed (losses) allocated to Common stockholders	$(31,257)	$(145,148)	$(22,037)	$(430,644)
Total (losses) -- Common stock, diluted	$(31,257)	$(145,148)	$(22,037)	$(430,644)

Weighted average Common shares outstanding, basic	20,833	12,351	505	490
Weighted average Common shares outstanding, diluted	20,833	12,351	505	490

Loss per Common share, basic
Undistributed (losses) - basic	$(1.50)	$(11.75)	$(43.64)	$(878.73)
Total	$(1.50)	$(11.75)	$(43.64)	$(878.73)

Loss per Common share, diluted
Undistributed (losses) -- diluted	$(1.50)	$(11.75)	$(43.64)	$(878.73)
Total	$(1.50)	$(11.75)	$(43.64)	$(878.73)

Loss per share -- Class B Stock
Total loss -- Class B Stock, basic		$—	$—	$—

Total loss - Class B Stock, diluted		$—	$—	$—

Weighted average Class B shares outstanding:
Basic		—	1	1
Diluted		—	1	1

Earnings per Class B share, basic		$—	$—	$—

Earnings per Class B share, diluted		$—	$—	$—